INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of income tax recovery (expense)
The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2023	2022	2021
Income tax recovery (expense) applicable to:
Current taxes
Attributed to the current period	$(128)	$(148)	$(43)
Deferred taxes
Income taxes – origination and reversal of temporary differences	193	125	160
Relating to change in tax rates / imposition of new tax laws	—	10	(147)
Relating to unrecognized temporary differences and tax losses	(17)	15	16
	176	150	29
Total income tax recovery (expense)	$48	$2	$(14)

Summary of deferred income tax recovery (expense)
The major components of deferred income tax (expense) recovery for the year ended December 31 recorded directly to other comprehensive income are as follows:

(MILLIONS)	2023	2022	2021
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$(15)	$(75)	$3
Other	5	(17)	(13)
Revaluation surplus
Origination and reversal of temporary differences	77	(881)	(1,003)
Relating to changes in tax rates / imposition of new tax laws	1	34	(159)
	$68	$(939)	$(1,172)

Summary of Brookfield Renewables effective income tax (expense) recovery
Brookfield Renewable’s effective income tax recovery (expense) for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2023	2022	2021
Statutory income tax recovery (expense)(1)	$(165)	$(38)	$14
Reduction (increase) resulting from:
Decrease in tax assets not recognized	(11)	(10)	(5)
Differences between statutory rate and future tax rate and tax rate changes	—	10	(147)
Non-controlling interest	98	20	2
Subsidiaries’ income taxed at different rates	125	29	127
Other	1	(9)	(5)
Effective income tax recovery (expense)	$48	$2	$(14)
(1)Statutory income tax expense is calculated using domestic rates applicable to the profits in the relevant country.

Summary of the expiry date, if applicable, of the unrecognized deferred tax assets	The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2023	2022	2021
Less than four years	$12	$9	$5
Thereafter	166	144	138

Summary of deferred tax assets and liabilities
The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

(MILLIONS)	Non-capital losses	Difference between tax and carrying value	Net deferred tax (liabilities) assets
As at January 1, 2021	$1,140	$(6,450)	$(5,310)
Recognized in net income	23	6	29
Recognized in equity	8	(1,068)	(1,060)
Business combination	(28)	33	5
Foreign exchange	6	312	318
As at December 31, 2021	1,149	(7,167)	(6,018)
Recognized in net income	132	18	150
Recognized in equity	—	(947)	(947)
Business combination	—	(42)	(42)
Foreign exchange	(8)	534	526
As at December 31, 2022	1,273	(7,604)	(6,331)
Recognized in net income	101	75	176
Recognized in equity	—	113	113
Business combination	78	(268)	(190)
Foreign exchange	6	(704)	(698)
As at December 31, 2023	$1,458	$(8,388)	$(6,930)